Annual Total Returns- JPMorgan Tax Free Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Tax Free Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.10%	6.59%	(2.33%)	10.08%	3.25%	0.45%	5.04%	0.68%	7.70%	5.71%